Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents and restricted cash
	December 31,
	2019	2018

Cash held in banks	$937	$1,029
Bank deposits in U.S.$ (annual average interest rates 1.80% and 1.81%)	3,011	8,707
Total cash and cash equivalents	3,948	9,736
Cash held with respect to CVR Agreement	1,500	-
Long-term restricted bank deposits	76	56
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$5,524	$9,792